Intangible Assets	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 13.Intangible Assets

Acquired intangible assets consisted of the following (in thousands, except useful life and weighted average life amounts):

		As of December 31, 2024
	Estimated			Cumulative		Weighted Average
	Useful	Gross Carrying	Accumulated	Translation	Net Carrying	Life Remaining
	Life (in years)	Value	Amortization	Adjustment	Value	(in years)
Know-how	8.5	$13,000	$(7,057)	$(2,093)	$3,850	3.0
Developed technology	7	1,650	(1,645)	—	5	0.1
Customer relationships	8.5 - 10	1,360	(1,166)	(18)	176	3.1
Non-compete agreements	5.5	340	(285)	(55)	—	—
Trade names	3	50	(50)	—	—	—
Total		$16,400	$(10,203)	$(2,166)	$4,031

		As of December 31, 2023
	Estimated			Cumulative		Weighted Average
	Useful	Gross Carrying	Accumulated	Translation	Net Carrying	Life Remaining
	Life (in years)	Value	Amortization	Adjustment	Value	(in years)
Know-how	8.5	$13,000	$(6,326)	$(1,050)	$5,624	4.0
Developed technology	7	1,650	(1,581)	—	69	1.1
Customer relationships	8.5 - 10	1,360	(1,067)	(9)	284	4.1
Non-compete agreements	5.5	340	(256)	(27)	57	1.0
Trade names	3	50	(50)	—	—	—
Total		$16,400	$(9,280)	$(1,086)	$6,034

The Company recorded amortization expense of $1.6 million for both years ended December 31, 2024 and 2023 and $1.8 million for the year ended December 31, 2022. Amortization of know-how is recorded in cost of goods sold; amortization of developed technology is recorded in research and development expenses; and amortization of customer relationships, non-compete agreements and trade names are recorded in selling, general and administrative expenses on the Consolidated Statements of Operations.

Future estimated amortization expense is as follows (amounts in thousands):

As of December 31, 2024
2025	$1,369
2026	1,341
2027	1,319
2028	2
2029	—
Thereafter	—
Total amortization expense	$4,031